PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Value-added tax receivable	$ 19,355	$ 7,731
Other receivables	4,675	5,786
Prepaid expenses	8,674	3,663
Others	1,559	235
Total	$ 34,263	$ 17,415